DISCLOSURES ABOUT SEGMENTS OF AN ENTERPRISE	12 Months Ended
Dec. 31, 2011
DISCLOSURES ABOUT SEGMENTS OF AN ENTERPRISE [Abstract]
DISCLOSURES ABOUT SEGMENTS OF AN ENTERPRISE
NOTE 12:-	DISCLOSURES ABOUT SEGMENTS OF AN ENTERPRISE

The Company has adopted ASC 280 "Segment reporting". The Company operates in one reportable segment (see Note 1 for a brief description of the Company's business). The total revenues are attributed to geographic areas based on the location of the end-user customer.

The Company's revenues by its customers ' geographic locations are as follows:

	Year ended December 31,
	2009	2010	2011

United States	$1,585	$1,626	$1,544
Europe	702	431	366
Israel	72	190	113
Other	70	170	124

	$2,429	$2,417	$2,147